Property plant and equipment (Details Narrative) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Biological assets capitalized	$ 3,111	$ 3,046
Costs [Member]
Statement [Line Items]
Amortization charge	1,240	1,244
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	506	601
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	$ 48	$ 33